Summary of significant accounting policies (Details 2)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Product Information [Line Items]
Total revenues	$ 60,045,146	¥ 422,045,319	¥ 541,487,420	¥ 580,016,414
Central Processing Advertising Algorithm Services [Member]
Product Information [Line Items]
Total revenues	60,045,146	422,045,319	541,487,420	569,906,586
Sales Of Intelligent Chips [Member]
Product Information [Line Items]
Total revenues				¥ 10,109,828